RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended								12 Months Ended																		1 Months Ended	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Sep. 30, 2012 Expedia (refer to a1) [Member] USD ($)	Sep. 30, 2012 Expedia (refer to a1) [Member] CNY	Dec. 31, 2013 Expedia (refer to a1) [Member] CNY	Dec. 31, 2012 Expedia (refer to a1) [Member] CNY	Dec. 31, 2011 Expedia (refer to a1) [Member] CNY	Dec. 31, 2013 Egencia Shanghai (refer to a2) [Member] USD ($)	Dec. 31, 2013 Egencia Shanghai (refer to a2) [Member] CNY	Dec. 31, 2013 Egencia Shanghai (refer to a2) [Member] CNY	Dec. 31, 2012 Egencia Shanghai (refer to a2) [Member] CNY	Dec. 31, 2011 Egencia Shanghai (refer to a2) [Member] CNY	Dec. 31, 2013 Egencia Shanghai (refer to a2) [Member] CNY	Dec. 31, 2012 Egencia Shanghai (refer to a2) [Member] CNY	Dec. 31, 2011 Egencia Shanghai (refer to a2) [Member] CNY	Dec. 31, 2013 Egencia Cayman (refer to a2) [Member] CNY	Dec. 31, 2012 Egencia Cayman (refer to a2) [Member] CNY	Dec. 31, 2013 Hotels.com (refer to a3) [Member] CNY	Dec. 31, 2012 Hotels.com (refer to a3) [Member] CNY	Dec. 31, 2011 Hotels.com (refer to a3) [Member] CNY	Dec. 31, 2013 EAN (refer to a4) [Member] CNY	Dec. 31, 2012 EAN (refer to a4) [Member] CNY	Dec. 31, 2011 EAN (refer to a4) [Member] CNY	Dec. 31, 2013 Expedia (refer to a5) [Member] CNY	Dec. 31, 2012 Expedia (refer to a5) [Member] CNY	Dec. 31, 2011 Expedia (refer to a5) [Member] CNY	Dec. 31, 2013 TripAdvisor China (refer to b2) [Member] CNY	Dec. 31, 2012 TripAdvisor China (refer to b2) [Member] CNY	Dec. 31, 2011 TripAdvisor China (refer to b2) [Member] CNY	Dec. 31, 2013 Kuxun (refer to b4) [Member] CNY	Dec. 31, 2012 Kuxun (refer to b4) [Member] CNY	Dec. 31, 2011 Kuxun (refer to b4) [Member] CNY	Dec. 31, 2013 Tencent (refer to c1) [Member] CNY	Dec. 31, 2012 Tencent (refer to c1) [Member] CNY	Dec. 31, 2011 Tencent (refer to c1) [Member] CNY	Jul. 31, 2011 Tencent (refer to c2) [Member] CNY	Dec. 31, 2013 Tencent (refer to c2) [Member] CNY	Dec. 31, 2012 Tencent (refer to c2) [Member] CNY	Dec. 31, 2011 Tencent (refer to c2) [Member] CNY	Dec. 31, 2013 Tencent (refer to c3) [Member] CNY	Dec. 31, 2012 Tencent (refer to c3) [Member] CNY	Dec. 31, 2011 Tencent (refer to c3) [Member] CNY	Dec. 31, 2013 Expedia (refer to d2) [Member] CNY	Dec. 31, 2012 Expedia (refer to d2) [Member] CNY	Dec. 31, 2011 Expedia (refer to d2) [Member] CNY	Dec. 31, 2013 Jiuyou (refer to e) [Member] CNY	Dec. 31, 2012 Jiuyou (refer to e) [Member] CNY	Dec. 31, 2011 Jiuyou (refer to e) [Member] CNY	Dec. 31, 2013 2012 Affiliate Company (refer to f) [Member] CNY	Dec. 31, 2012 2012 Affiliate Company (refer to f) [Member] CNY	Dec. 31, 2011 2012 Affiliate Company (refer to f) [Member] CNY	Dec. 31, 2013 2012 Second Affiliate Company (refer to g) [Member] CNY	Dec. 31, 2012 2012 Second Affiliate Company (refer to g) [Member] CNY	Dec. 31, 2011 2012 Second Affiliate Company (refer to g) [Member] CNY	Dec. 14, 2012 2012 Second Affiliate Company (refer to g) [Member]	Nov. 15, 2012 2012 Second Affiliate Company (refer to g) [Member]
Related Party Transaction [Line Items]
Payments from related party				$ 7,000,000	44,414,300				$ 3,000,000	18,290,700
Payments to related party																																					5,000,000
Commission, advertising and other expenses	89,329,551	66,713,487	40,415,004																159,839	314,866	228,579							5,335,431	3,422,325	5,901,772	9,332,505	5,175,662	5,812,043	40,744	84,196	29,547		5,241,110	9,167,909	1,783,766	282,089	340,625		1,074,780	1,308,182	728,588	63,171,034	45,188,643	26,659,297	5,216,413	2,650,942
Commission, advertising and other revenues	92,518,130	32,870,516	14,983,962			14,804,767	3,701,192				36,153	44,358	47,154	417,382	198,631	97,378				5,326,181	3,648,431	81,659,483	26,127,688	10,112,820	1,185,101	394,003	407,474				94,745	339,669	650,020											583,677	1,170,434	640,349							9,032,926	263,328
Amount due from related parties	66,143,414	23,638,777								18,983,877	18,983,877	5,215,706										6,913,654	4,040,987		97,319	236,001						185,375		20,327,198	8,024,273			5,000,000	5,000,000		300,000	300,000		865,678	374,575		13,547,426						100,000
Amounts due to related parties	97,010,163	89,634,516				25,908,342	40,713,108			769,636	769,636	710,919		532,450			18,290,700					31,950,021	33,952,245		55,959	221,852		335,337	201,337		288,905	631,545						417,602	1,219,482		329,349	340,625						5,602,708		311,025	311,025		17,768,819	5,398,068
Prepaid expenses to related parties																									727,710	414,919	1,871,169
Prepaid expenses from related parties																									893,603	202,531	2,220,193
Ownership percentage																																																					35.00%			14.00%	21.00%